Financial instruments (Schedule of share price risk explanatory) (Details) - Share price risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	25.00%	25.00%
Effect of variance increase on after-tax profit	$ 2.8	$ 3.8
Effect of variance decrease on after-tax profit	$ (2.8)	$ (3.8)